SHAREHOLDERS' EQUITY - PERFORMANCE SHARE ACTIVITY (DETAILS) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	416,700	686,900	620,225
Allocated Share-based Compensation Expense	$ 2.0	$ 2.2	$ 1.3
Shareholder Return Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period	0	331,000	551,000
Granted	0	0	0
Forfeited	0	(331,000)	(220,000)
Awards outstanding, end of period	0	0	331,000
Operating Return on Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value			1.9
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period	555,000	825,000	367,000
Granted	0	0	620,000
Forfeited	(555,000)	(270,000)	(162,000)
Awards outstanding, end of period	0	555,000	825,000
Pre-Tax Operating Income Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value	$ 3.1	$ 4.4
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period	652,000	0	0
Granted	417,000	687,000	0
Forfeited	(233,000)	(35,000)	0
Awards outstanding, end of period	836,000	652,000	0